Investment Objectives and Goals - VALUE LINE CAPITAL APPRECIATION FUND INC	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE CAPITAL APPRECIATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation and income consistent with its asset allocation. The Fund allocates its assets amongst equity securities, fixed income securities and money market instruments.